Basis of Preparation and Significant Accounting Policies - Recently Adopted Accounting Standards (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2019
Disclosure of initial application of standards or interpretations [line items]
Right-of-use assets	$ 113.8	$ 101.0	$ 104.1
Accrued and other current liabilities	$ 884.3	$ 553.1
IFRS 16
Disclosure of initial application of standards or interpretations [line items]
Right-of-use assets				$ 111.5
Lease liabilities				112.0
Accrued and other current liabilities				$ 0.5
Weighted average incremental borrowing rate used to determine lease obligation (percentage)				4.70%